EARNINGS (LOSS) PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Potentially Dilutive Securities

The following potentially dilutive securities outstanding as of June 30, 2022 and 2021 have been excluded from the denominator of the diluted loss per share of common stock outstanding calculation (in thousands):

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2022	2021	2022	2021
Warrants	199	1,394	199	1,394
Stock options	17,161	17,349	17,161	17,349
RSUs and PSUs	8,063	—	8,063	—
Total	25,423	18,743	25,423	18,743

The following potentially dilutive securities outstanding as of December 31, 2021, 2020 and 2019 have been excluded from the denominator of the diluted loss per share of common stock outstanding calculation (in thousands):

	December 31,
	2021	2020	2019
Warrants	199	2,247	22,895
Stock options	15,703	10,147	6,236
Total	15,902	12,394	29,131